REGISTRATION NOs. 2-89971
 811-3990

UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 94	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ X /
Amendment No. 95	/ X /
NORTHWESTERN MUTUAL SERIES FUND, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
720 EAST WISCONSIN AVENUE
MILWAUKEE, WISCONSIN 53202
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
(414) 271-1444

(REGISTRANT'S TELEPHONE NUMBER)
DAVID KENNEDY, SECRETARY
720 EAST WISCONSIN AVENUE
MILWAUKEE, WISCONSIN 53202

(NAME AND ADDRESS OF AGENT FOR SERVICE)
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
[X ]	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (b)(1)
[ ]	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
[ ]	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
[ ]	ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
[ ]	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

EXPLANATORY NOTE
This Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 2-89971) incorporates by reference Parts A and B of the Registrant’s Post-Effective Amendment No. 93 to its Registration Statement, filed on April 25, 2025. The sole purpose of this Post-Effective Amendment No. 94 is to file exhibits. Accordingly, this Post-Effective Amendment No. 94 consists only of a facing page, this explanatory note and Part C of the Registration Statement on Form N-1A.

PART C
OTHER INFORMATION
Item 28.
Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(a)	Articles of Incorporation of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 1983	EX-99.B1 to Form N-1A Post- Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(b)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on May 3, 1993	EX-99.B1(a) to Form N-1A Post- Effective Amendment No. 13 for Northwestern Mutual Series Fund, Inc. filed on April 26, 1996
(a)1(c)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 4, 1999 and filed with the State of Maryland on February 11, 1999	Exhibit A(1) to Form N-1A Post- Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(a)1(d)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on May 3, 2001 and filed with the State of Maryland on May 4, 2001	Exhibit A(1) to Form N-1A Post- Effective Amendment No. 20 for Northwestern Mutual Series Fund, Inc. filed on May 17, 2001
(a)1(e)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on November 7, 2002 and filed with the State of Maryland on January 31, 2003	Exhibit A(1) to Form N-1A Post- Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(f)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 6, 2003 and filed with the State of Maryland on February 7, 2003	Exhibit A(2) to Form N-1A Post- Effective Amendment No. 23 for Northwestern Mutual Series Fund, Inc. filed on February 14, 2003
(a)1(g)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on August 3, 2006 and filed with the State of Maryland on February 2, 2007	Exhibit (a)1(g) to Form N-1A Post- Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(h)	Resolutions to Amend the Articles of Incorporation of Northwestern Mutual Series Fund, Inc. adopted by the Directors on February 21, 2007 and filed with the State of Maryland on February 22, 2007	Exhibit (a)1(h) to Form N-1A Post- Effective Amendment No. 30 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(a)1(i)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 25, 2007	Exhibit (a)1(i) to Form N-1A Post- Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(a)1(j)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 7, 2008	Exhibit (a)1(j) to Form N-1A Post- Effective Amendment No. 34 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2008
(a)1(k)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 22, 2010	Exhibit (a)1(k) to Form N-1A Post- Effective Amendment No. 40 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2011

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)1(l)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on May 15, 2013	Exhibit (a)1(1) to Form N-1A Post- Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(a)1(m)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 5, 2013	Exhibit (a)1(m) to Form N-1A Post- Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(a)1(n)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on March 10, 2015	Exhibit (a)1(n) to Form N-1A Post- Effective Amendment No. 58 for Northwestern Mutual Series Fund, Inc. filed on April 30, 2015
(a)1(o)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on April 1, 2016	Exhibit (a)1(o) to Form N-1A Post- Effective Amendment No. 62 for Northwestern Mutual Series Fund, Inc. filed on April 29, 2016
(a)1(p)	Certificate of Correction filed with the State of Maryland on July 27, 2015	Exhibit (a)1(o) to Form N-1A Post- Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(a)1(q)	Articles Supplementary of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on December 26, 2024	Exhibit (a)1(q) to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(a)1(r)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on June 9, 2025	Filed herewith
(a)1(s)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on August 19, 2025	Filed herewith
(b)1(a)	Amended and Restated By-Laws of Northwestern Mutual Series Fund, Inc. adopted on August 5, 2004	Exhibit (b)1(j) to Form N-1A Post- Effective Amendment No. 26 for Northwestern Mutual Series Fund, Inc. filed on February 18, 2005
(b)1(b)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated May 4, 2006	Exhibit (b)1(k) to Form N-1A Post- Effective Amendment No. 29 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2007
(b)1(c)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 6, 2008	Exhibit (b)1(l) to Form N-1A Post- Effective Amendment No. 36 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2009
(b)1(d)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 16, 2011	Exhibit (b)1(m) to Form N-1A Post- Effective Amendment No. 46 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2012
(b)1(e)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated December 31, 2014	Exhibit (b)1(e) to Form N-1A Post- Effective Amendment No. 57 for Northwestern Mutual Series Fund, Inc. filed on February 20, 2015

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)1(f)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 19, 2015	Exhibit (b)1(f) to Form N-1A Post- Effective Amendment No. 61 for Northwestern Mutual Series Fund, Inc. filed on February 19, 2016
(b)1(g)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated August 16, 2016	Exhibit (b)1(g) to Form N-1A Post- Effective Amendment No. 64 for Northwestern Mutual Series Fund, Inc. filed on December 22, 2016
(b)1(h)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated November 28, 2018	Exhibit (b)1(h) to Form N-1A Post- Effective Amendment No. 73 for Northwestern Mutual Series Fund, Inc. filed on January 15, 2019
(b)1(i)	Amendment to By-Laws of Northwestern Mutual Series Fund, Inc. dated June 5, 2019	Exhibit (b)1(i) to Form N-1A Post- Effective Amendment No. 76 for Northwestern Mutual Series Fund, Inc. filed on January 30, 2020
(d)1(a)	Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2012	Exhibit (d)1(i) to Form N-1A Post- Effective Amendment No. 48 for Northwestern Mutual Series Fund, Inc. filed on December 17, 2012
(d)1(b)	Amended Exhibit A to the Amended and Restated Advisory Agreement between Northwestern Mutual Series Fund, Inc. and Mason Street Advisors, LLC dated April 30, 2012, as amended May 1, 2025	Exhibit (d)1(b) to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(d)2(a)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Putnam Investment Management, LLC (on behalf of the Domestic Equity Portfolio) dated June 5, 2025	Filed herewith
(d)2(b)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and J.P. Morgan Investment Management, Inc. (on behalf of the Mid Cap Growth Stock Portfolio) dated October 28, 2024	Exhibit (d)2(a) to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(d)2(c)(1)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and J.P. Morgan Investment Management, Inc. (on behalf of the Large Cap Blend Portfolio) dated July 31, 2023	Exhibit (d)2(a) to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(c)(2)	Amendment to Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and J.P. Morgan Investment Management, Inc. (on behalf of the Large Cap Blend Portfolio) dated August 29, 2024	Exhibit (d)2(b)(2) to Form N-1A Post-Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(d)2(d)(1)
Sixth Amended and Restated Investment Sub-Advisory Agreement between
Mason Street Advisors, LLC and T. Rowe Price Associates, Inc. (on behalf of the Short-Term Bond, Equity Income, and Growth Stock Portfolios)
dated November 30, 2022
Exhibit (d)2(c)(1) to Form N-1A Post-Effective Amendment No. 87 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2023
(d)2(d)(2)
Amendment to Sixth Amended and Restated Investment Sub-Advisory
Agreement between Mason Street Advisors, LLC and T. Rowe Price
Associates, Inc. (on behalf of the Growth Stock Portfolio) dated
February 28, 2023
Exhibit (d)2(c)(2) to Form N-1A Post-Effective Amendment No. 87 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2023

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(e)(1)
Fourth Amended and Restated Investment Sub-Advisory Agreement
between Mason Street Advisors, LLC and Pacific Investment Management
Company LLC (on behalf of the Long-Term U.S. Government Bond and
Multi-Sector Bond Portfolios) dated November 30, 2022
Exhibit (d)2(d) to Form N-1A Post- Effective Amendment No. 87 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2023
(d)2(e)(2)
Amendment to Fourth Amended and Restated Investment Sub-Advisory
Agreement between Mason Street Advisors, LLC and Pacific Investment
Management Company LLC (on behalf of the Multi-Sector Bond Portfolio)
dated January 1, 2024
Exhibit (d)2(d)(2) to Form N-1A Post-Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(f)
Third Amended and Restated Investment Sub-Advisory Agreement between
Mason Street Advisors, LLC and Loomis, Sayles & Company, L.P. (on
behalf of the Focused Appreciation Portfolio) dated September 7, 2023
Exhibit (d)2(e) to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(g)(1)	Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and FIAM LLC (on behalf of the International Growth Portfolio) dated May 31, 2023	Exhibit (d)2(f) to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(g)(2)	Amendment to Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and FIAM LLC (on behalf of the International Growth Portfolio) dated June 6, 2024	Exhibit (d)2(g)(2) to Form N-1A Post-Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(d)2(h)(1)
Fourth Amended and Restated Investment Sub-Advisory Agreement
between Mason Street Advisors, LLC and Massachusetts Financial Services
Company (on behalf of the Research International Core Portfolio) dated
May 31, 2023
Exhibit (d)2(g) to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(h)(2)
Amendment to Fourth Amended and Restated Investment Sub-Advisory
Agreement between Mason Street Advisors, LLC and Massachusetts
Financial Services Company (on behalf of the Research International Core
Portfolio) dated August 29, 2024
Exhibit (d)2(h)(2) to Form N-1A Post-Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(d)2(i)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Dodge & Cox (on behalf of International Equity Portfolio) dated May 31, 2023	Exhibit (d)2(h) to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(j)(1)
Third Amended and Restated Investment Sub-Advisory Agreement between
Mason Street Advisors, LLC and Wellington Management Company LLP
(on behalf of the Small Cap Growth Stock, Large Cap Core Stock and Mid
Cap Growth Stock Portfolios) dated February 28, 2023
Exhibit (d)2(i) to Form N-1A Post- Effective Amendment No. 87 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2023
(d)2(j)(2)
Amendment to the Third Amended and Restated Investment Sub-Advisory
Agreement between Mason Street Advisors, LLC and Wellington
Management Company LLP (on behalf of the Small Cap Growth Stock and
Large Cap Core Stock Portfolios) dated February 29, 2024
Exhibit (d)2(i)(2) to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(k)
Fourth Amended and Restated Investment Sub-Advisory Agreement
between Mason Street Advisors, LLC and American Century Investment
Management, Inc. (on behalf of the Large Company Value, Mid Cap Value and Inflation Protection Portfolios) dated September 7, 2023
Exhibit (d)2(j) to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(l)(1)	Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and BlackRock Advisors, LLC (on behalf of the Government Money Market Portfolio) dated November 30, 2022	Exhibit (d)2(k)(1) to Form N-1A Post-Effective Amendment No. 87 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2023

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(l)(2)
Amendment to the Third Amended and Restated Investment Sub-Advisory
Agreement between Mason Street Advisors, LLC and BlackRock Advisors,
LLC (on behalf of the Government Money Market Portfolio) dated
November 30, 2023
Exhibit (d)2(k)(2) to Form N-1A Post-Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(l)(3)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and BlackRock Advisors, LLC (on behalf of the Index 500 Stock Portfolio) dated November 30, 2022	Exhibit (d)2(k)(2) to Form N-1A Post-Effective Amendment No. 87 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2023
(d)2(m)(1)	Amended and Restated Sub-Advisory Agreement between Mason Street Advisors, LLC and Allspring Global Investments, LLC (on behalf of the Select Bond Portfolio) dated November 30, 2022	Exhibit (d)2(l) to Form N-1A Post- Effective Amendment No. 87 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2023
(d)2(m)(2)	Amendment to the Amended and Restated Sub-Advisory Agreement between Mason Street Advisors, LLC and Allspring Global Investments, LLC (on behalf of the Select Bond Portfolio) dated November 30, 2023	Exhibit (d)2(l)(2) to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(n)(1)	Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and abrdn Investments Limited (on behalf of the Emerging Markets Equity Portfolio) dated May 31, 2023	Exhibit (d)2(m) to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(n)(2)
Amendment to the Second Amended and Restated Investment Sub-
Advisory Agreement between Mason Street Advisors, LLC and abrdn
Investments Limited (on behalf of the Emerging Markets Equity Portfolio)
dated June 5, 2025
Filed herewith
(d)2(o)(1)
Third Amended and Restated Investment Sub-Advisory Agreement between
Mason Street Advisors, LLC and Federated Investment Management
Company (on behalf of the High Yield Bond Portfolio) dated
September 7, 2023
Exhibit (d)2(n) to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(o)(2)
Amendment to the Third Amended and Restated Investment Sub-Advisory
Agreement between Mason Street Advisors, LLC and Federated Investment
Management Company (on behalf of the High Yield Bond Portfolio) dated
August 28, 2025
Filed herewith
(d)2(p)(1)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Northern Trust Investments, Inc. (on behalf of the Index 400 Stock Portfolio) dated February 28, 2023	Exhibit (d)2(o)(1) to Form N-1A Post-Effective Amendment No. 87 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2023
(d)2(p)(2)
Amendment to the Amended and Restated Investment Sub-Advisory
Agreement between Mason Street Advisors, LLC and Northern Trust
Investments, Inc. (on behalf of the Index 400 Stock Portfolio) dated
February 29, 2024
Exhibit (d)2(o)(2) to Form N-1A Post-Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(d)2(p)(3)	Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Northern Trust Investments, Inc. (on behalf of the Index 600 Stock Portfolio) dated February 28, 2023	Exhibit (d)2(o)(2) to Form N-1A Post-Effective Amendment No. 87 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2023
(d)2(p)(4)
Amendment to the Amended and Restated Investment Sub-Advisory
Agreement between Mason Street Advisors, LLC and Northern Trust
Investments, Inc. (on behalf of the Index 600 Stock Portfolio) dated
February 29, 2024
Exhibit (d)2(o)(4) to Form N-1A Post-Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)2(q)(1)
Amended and Restated Investment Sub-Advisory Agreement between
Mason Street Advisors, LLC and T. Rowe Price Investment Management,
Inc. (on behalf of the Small Cap Value Portfolio) dated November 30, 2022
Exhibit (d)2(p) to Form N-1A Post- Effective Amendment No. 87 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2023
(d)2(q)(2)
Amendment to the Amended and Restated Investment Sub-Advisory
Agreement between Mason Street Advisors, LLC and T. Rowe Price
Investment Management, Inc. (on behalf of the Small Cap Value Portfolio)
dated December 12, 2024
Exhibit (d)2(q)(2) to Form N-1A Post-Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(g)1	Custodian Agreement between Northwestern Mutual Series Fund, Inc. and State Street Bank and Trust Company dated August 14, 2017	Exhibit (g)1 to Form N-1A Post- Effective Amendment No. 68 for Northwestern Mutual Series Fund, Inc. filed on January 19, 2018
(g)2	Amendment to the Custodian Agreement between Northwestern Mutual Series Fund, Inc. and State Street Bank and Trust Company dated January 18, 2024	Exhibit (g)2 to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(g)3	Amendment to the Custodian Agreement between Northwestern Mutual Series Fund, Inc. and the State Street Bank and Trust Company dated April 17, 2025	Exhibit (g)3 to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(h)1(a)	License Agreement between Standard & Poor’s Corporation and Northwestern Mutual Series Fund, Inc. (on behalf of the Index 400 Stock Portfolio), dated February 19, 1999	Exhibit H(9) to Form N-1A Post- Effective Amendment No. 16 for Northwestern Mutual Series Fund, Inc. filed on February 25, 1999
(h)1(b)
Form of License Agreement between Standard & Poor’s, a division of The
McGraw-Hill Companies, Inc. and Northwestern Mutual Series Fund, Inc.
(on behalf of the Index 600 Stock Portfolio), dated April 27, 2007
Exhibit (h)1(b) to Form N-1A Post- Effective Amendment No. 31 for Northwestern Mutual Series Fund, Inc. filed on April 27, 2007
(h)2(a)(1)	Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc. dated February 28, 2025	Exhibit (h)2(a) to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(h)2(a)(2)	Amendment to the Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc. dated July 28, 2025	Filed herewith
(h)2(b)	Agreement to Pay or Reimburse Certain Expenses between Mason Street Advisors, LLC and Northwestern Mutual Series Fund, Inc. dated February 28, 2025	Exhibit (h)2(b) to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(h)3
Fund of Funds Investment Agreement between Northwestern Mutual Series
Fund, Inc. and BlackRock ETF Trust, BlackRock ETF Trust II, iShares
Trust, iShares, Inc., and iShares U.S. ETF Trust dated January 19, 2022, as amended July 1, 2025
Filed herewith
(h)4(a)	Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and J.P. Morgan Exchange-Traded Fund Trust dated January 19, 2022	Exhibit (h)4 to Form N-1A Post- Effective Amendment No. 83 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2022
(h)4(b)	Amendment to Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and J.P. Morgan Exchange-Traded Fund Trust dated June 20, 2025	Filed herewith

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)5(a)	Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and PIMCO ETF Trust and PIMCO Equity Series dated January 19, 2022	Exhibit (h)5 to Form N-1A Post- Effective Amendment No. 83 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2022
(h)5(b)	Amendment to Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and PIMCO ETF Trust and PIMCO Equity Series dated June 23, 2025	Filed herewith
(h)6(a)
Fund of Funds Investment Agreement between Northwestern Mutual Series
Fund, Inc. and State Street Global Advisors Trust Company (SPDR S&P
500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust) dated
January 19, 2022
Exhibit (h)6 to Form N-1A Post- Effective Amendment No. 83 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2022
(h)6(b)
Amendment to Fund of Funds Investment Agreement between
Northwestern Mutual Series Fund, Inc. and State Street Global Advisors
Trust Company (SPDR S&P 500 ETF Trust and SPDR Dow Jones
Industrial Average ETF Trust) dated June 9, 2025
Filed herewith
(h)7(a)	Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and The Select Sector SPDR Trust dated January 19, 2022	Exhibit (h)7 to Form N-1A Post- Effective Amendment No. 83 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2022
(h)7(b)	Amendment to Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and The Select Sector SPDR Trust dated June 9, 2025	Filed herewith
(h)8(a)	Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust dated January 19, 2022	Exhibit (h)8 to Form N-1A Post- Effective Amendment No. 83 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2022
(h)8(b)	Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust dated June 9, 2025	Filed herewith
(h)9	Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and Vanguard Funds dated January 19, 2022	Exhibit (h)9 to Form N-1A Post- Effective Amendment No. 83 for Northwestern Mutual Series Fund, Inc. filed on February 11, 2022
(h)10(a)	Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and Schwab Strategic Trust dated April 17, 2024	Exhibit (h)10 to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(h)10(b)	Amendment to Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and Schwab Strategic Trust dated July 1, 2025	Filed herewith
(h)11	Amended and Restated Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and abrdn ETFs dated June 20, 2025	Filed herewith
(h)12(a)
Fund of Funds Investment Agreement between Northwestern Mutual Series
Fund, Inc. and Invesco Exchange-Traded Fund Trust, Invesco Exchange-
Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Commodity Fund Trust, and Invesco Actively Managed
Exchange-Traded Self-Indexed Fund Trust dated February 5, 2025
Filed herewith

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)12(b)
Amendment to Fund of Funds Investment Agreement between
Northwestern Mutual Series Fund, Inc. and Invesco Exchange-Traded Fund
Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-
Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust,
and Invesco Actively Managed Exchange-Traded Self-Indexed Fund Trust
dated June 26, 2025
Filed herewith
(i)	Opinion and Consent of Counsel	Exhibit (i) to Form N-1A Post- Effective Amendment No. 93 for Northwestern Mutual Series Fund, Inc. filed on April 25, 2025
(j)	Consent of Independent Registered Public Accounting Firm	Exhibit (j) to Form N-1A Post- Effective Amendment No. 93 for Northwestern Mutual Series Fund, Inc. filed on April 25, 2025
(p)1	Personal Trading Policy Adopted by Mason Street Advisors, LLC, Northwestern Mutual Series Fund, Inc. and Northwestern Mutual Investment Management Company, LLC dated June 5, 2023	Exhibit (p)1 to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(p)2	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective June 3, 2013 (applicable to T. Rowe Price Associates, Inc.)	Exhibit (p)1(h) to Form N-1A Post- Effective Amendment No. 52 for Northwestern Mutual Series Fund, Inc. filed on December 16, 2013
(p)3	American Century Investments Code of Ethics revised in January 1, 2025	Exhibit (p)3 to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(p)4	MFS (Massachusetts Financial Services Company) Code of Ethics Policy effective December 29, 2023	Exhibit (p)4 to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(p)5	PIMCO Code of Ethics effective January 2025	Exhibit (p)5 to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(p)6	Putnam Investment Management, LLC Code of Ethics effective September 9, 2024	Filed herewith
(p)7	J.P. Morgan Investment Management, Inc. Code of Ethics effective April 26, 2023	Exhibit (p)7 to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(p)8	Wellington Management Company LLP Code of Ethics effective December 1, 2023	Exhibit (p)8 to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(p)9	BlackRock Advisors, LLC Code of Business Conduct and Ethics effective July 21, 2014	Exhibit (p)14 to Form N-1A Post- Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(p)10	BlackRock Advisors, LLC Global Personal Trading Policy effective September 28, 2021	Exhibit (p)10 to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(p)11	Allspring Global Investments, LLC Code of Ethics effective December 1, 2024	Exhibit (p)11 to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(p)12	Federated Investment Management Company Code of Business Conduct and Ethics effective July 25, 2013	Exhibit (p)17 to Form N-1A Post- Effective Amendment No. 56 for Northwestern Mutual Series Fund, Inc. filed on November 17, 2014
(p)13	Federated Hermes Code of Ethics for Access Persons effective November 13, 2024	Exhibit (p)13 to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(p)14	Loomis, Sayles & Company, L.P. Code of Ethics as amended November 30, 2023	Exhibit (p)14 to Form N-1A Post- Effective Amendment No. 89 for Northwestern Mutual Series Fund, Inc. filed on April 26, 2024
(p)15	Loomis, Sayles & Company, L.P. Identifying and Managing Conflicts of Interest Policies and Procedures effective May 2015	Exhibit (p)19 to Form N-1A Post- Effective Amendment No. 60 for Northwestern Mutual Series Fund, Inc. filed on July 30, 2015
(p)16	FIAM LLC Code of Ethics for Personal Investing effective Q4 2024	Exhibit (p)16 to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(p)17	Aberdeen Asset Managers Limited Code of Ethics Policy effective May 1, 2016	Exhibit (p)21 to Form N-1A Post- Effective Amendment No. 65 for Northwestern Mutual Series Fund, Inc. filed on February 23, 2017
(p)18	Northern Trust Asset Management Code of Ethics effective January 2, 2025	Exhibit (p)18 to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(p)19	Dodge & Cox Group Code of Ethics revised June 3, 2024	Exhibit (p)19 to Form N-1A Post- Effective Amendment 92 for Northwestern Mutual Series Fund, Inc. filed on April 23, 2025
(p)20	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics and Conduct, effective March 7, 2022 (applicable to T. Rowe Price Investment Management, Inc.)	Exhibit (p)20 to form N-1A Post- Effective Amendment No. 85 for Northwester Mutual Series Fund, Inc. filed on April 28, 2022.
(q)	Power of Attorney	Filed herewith
101.INS XBRL	Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
101.SCH XBRL	Taxonomy Extension Schema Document

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
101.CAL XBRL	Taxonomy Extension Calculation Linkbase Document
101.DEF XBRL	Taxonomy Extension Definition Linkbase Document
101.LAB XBRL	Taxonomy Extension Label Linkbase Document
101.PRE XBRL	Taxonomy Extension Presentation Linkbase Document
Item 29.
Persons Controlled by or under Common Control with Registrant
Shares of the Registrant have been offered and sold only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), a mutual insurance company organized by a special act of the Wisconsin Legislature, and its separate investment accounts (either directly or indirectly) created pursuant to Wisconsin insurance laws. The separate investment accounts are registered under the Investment Company Act of 1940 as unit investment trusts, and the purchasers of variable annuity contracts and variable life insurance policies issued in connection with such accounts have the right to instruct Northwestern Mutual with respect to the voting of the Registrant's shares held by those accounts. Subject to such voting instruction rights, Northwestern Mutual and its separate investment accounts (either directly or indirectly through one or more of the Registrant’s investment portfolios operating as an affiliated fund of funds) control the Registrant. However, the present practice of Northwestern Mutual, as disclosed elsewhere in this Amended Registration Statement, is to vote any shares of the Registrant that are held as general assets in the same proportions as the shares for which voting instructions are received. Additionally, shares of the Registrant held by its investment portfolios operating as an affiliated fund of funds are also voted in the same proportion as the shares for which Northwestern Mutual receives voting instructions.
The subsidiaries of Northwestern Mutual, as of December 31, 2024, as well as their jurisdiction of incorporation and Northwestern Mutual's direct or indirect ownership percentage, are set forth below.
NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)
(as of December 31, 2024)
Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Mason Street Advisors LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Management Company LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Services LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Wealth Management Company(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
All Other Subsidiaries
1838938 Alberta Ltd(2)	Canada	The Northwestern Mutual Life Insurance Company	100.00
1890 Maple LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
200 12th Street LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
720 East LLC(2)	Delaware	Northwestern Mutual Investment Management Company LLC	100.00
777 North Van Buren Apartments LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Parking LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Retail LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
AC 2020 NMTC Investor LLC(2)	Louisiana	The Northwestern Mutual Life Insurance Company	99.00
Amber LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Baraboo Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Bayridge LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
BCC Cancer Center Venture LP(2)	Delaware	NM Cancer Center GP LLC	0.01
		NM Imperial LLC	83.99
		RE Corp	16.00
Bell Road Venture Partners LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
Bishop Square LLC(2)	Delaware	NM BSA LLC	100.00
Brandywine Distribution LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Burgundy LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
C - Land Fund LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Capitol View Joint Venture(2)	Tennessee	C-Land Fund LLC	85.00
Capitol View JV-D(2)	Tennessee	C-Land Fund LLC	80.00
Capitol View JV-E(2)	Tennessee	C-Land Fund LLC	70.00
Cedarstone LLC(2)	Delaware	Baraboo Inc	100.00
Chateau LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Coral Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Cortona Holdings LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Cream City Venture Capital LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.00
		NML Development Corporation	1.00
Crosland Greens LLC(2)	North Carolina	C-Land Fund LLC	85.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Crown Farm Partners LLC(2)	Maryland	NM Imperial LLC	99.00
		RE Corp	1.00
Dortmund LLC(2)	Delaware	NML Securities Holdings LLC	100.00
East Pointe Commons Limited Partnership	Wisconsin	EP Commons LLC	30.00
		The Northwestern Mutual Life Insurance Company	70.00
Ellington Residential LLC(2)	Maryland	Crown Farm Partners, LLC	100.00
EP Commons LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	50.00
Fairfield Potomac Club LLC(2)	Delaware	NM Imperial LLC	99.00
		RE Corp	1.00
FES LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Fifth and Lavaca Republic Square Limited Partnership(2)	Delaware	The Northwestern Mutual Life Insurance Company	94.05
		NM Twin Creeks GP LLC	0.95
GRO-SUB LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Hazel Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Higgins Inc(2)	Delaware	NML Securities Holdings LLC	100.00
High Street Station Square Pittsburgh I LLC(2)	Delaware	NM Imperial LLC	89.00
		NM High Street 1 LLC	11.00
Hobby Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Hollenberg 1 Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Iron Key Insurance Services LLC(2)	Delaware	Lake Emily Holdings LLC	100.00
Lake Emily Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Lakelands Associates LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	85.00
Logan Inc(2)	Delaware	NML Real Estate Holdings LLC	100.00
Los Alamitos Corporate Center Joint Venture LLC(2)	California	NM Imperial LLC	99.00
		RE Corp	1.00
Maroon Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Mason & Marshall Inc(2)	Delaware	NML Securities Holdings LLC	100.00
MCC Castro Station LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	98.50
Model Portfolios LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Network Office Cashiership LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Nicolet Inc(2)	Delaware	NML Securities Holdings LLC	100.00
NM BSA LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Cancer Center GP LLC(2)	Delaware	NM Imperial LLC	100.00
NM Career Distribution Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM DFW Lewisville LLC(2)	Delaware	NM Majestic Holdings LLC	100.00
NM Eagle I LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Gen LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM GP Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Green LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM High Street 1 LLC(2)	Delaware	NM Imperial LLC	89.00
		NM High Street 2 LLC	11.00
NM High Street 2 LLC(2)	Delaware	NM Imperial LLC	100.00
NM Imperial LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Investment Holdings LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Lion LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Majestic Holdings LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Neptune LLC(2)	Delaware	NM Regal LLC	100.00
NM Network Office 135 Insurance Agency LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00
NM Pebble Valley LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Pioneer LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM QOZ Fund II LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund III LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund IV LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM RE Funds LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Regal LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Twin Creeks GP LLC(2)	Delaware	NM Imperial LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NM Van Buren LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM VI Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-808 West LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMC JCAF VI CARRY LP(2)	Delaware	Northwestern Mutual Investment Management Company LLC	35.71
NMC V GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMC VI GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NM-Hemlock LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Jasper LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NML Development Corporation(2)	Delaware	NML Securities Holdings LLC	100.00
NML Real Estate Holdings LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NML Securities Holdings LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NMLSP1 LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM-MNO LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00
NM-Muse LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMPE I GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE II GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE III GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE IV GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NM-Port Royale LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Pulse LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-RESA LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMRM Holdings LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM-SAS LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Skye LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Target Distribution Center 1 LLC(2)	Delaware	NM-Target.com Distribution Center LLC	89.00
		NM-Target Distribution Center -2 LLC	11.00
NM-Target Distribution Center 2 LLC(2)	Delaware	NM-Target.com Distribution Center LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NM-Target Distribution Center Property Owner LLC(2)	Delaware	NM-Target.com Distribution Center LLC	89.00
		NM-Target Distribution Center -1 LLC	11.00
NM-Target.com Distribution Center LLC(2)	Delaware	NM Imperial LLC	100.00
Northwestern Broadway Plaza LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Capital Equity Fund VII LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	13.38
Northwestern Mutual Capital Equity Fund VII-A LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	39.00
Northwestern Mutual Capital Equity GP VII LP(2)	Delaware	NM GP Holdings LLC	50.00
Northwestern Mutual Capital GP III LLC(2)	Delaware	NM GP Holdings LLC	100.00
Northwestern Mutual Capital GP IV LLC(2)	Delaware	NM GP Holdings LLC	100.00
Northwestern Mutual Capital GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
Northwestern Mutual MU TLD Registry LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Registry LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwoods Phase I LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwoods Phase II LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwoods Phase III LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NP Keystone Building 20 LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	91.00
Osprey Links Golf Course LLC(2)	Delaware	Osprey Links LLC	100.00
Osprey Links LLC(2)	Delaware	NM Imperial LLC	99.00
		RE Corp	1.00
Plantation Oaks MHC-NM LLC(2)	Delaware	NM Imperial LLC	100.00
Pompano Property Partners LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
QOZ Holding Company LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
RE Corp(2)	Delaware	NML Real Estate Holdings LLC	100.00
Realen Valley Forge Greenes Associates(2)	Pennsylvania	The Northwestern Mutual Life Insurance Company	95.93
Regency NM Johns Creek LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Russet Inc(2)	Delaware	NML Real Estate Holdings LLC	100.00
Scaleybark Phase I LLC(2)	Delaware	C-Land Fund LLC	85.00
Scotty LLC(2)	Delaware	Hobby Inc	8.85
		Maroon Inc	91.15
Seattle Network Office LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Seazen GP LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Seazen Rocky Point LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.90
		Seazen GP LLC	0.10
Tampa Mariner Street Apts LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
Tupelo Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Two Con Holdings LLC(2)	Delaware	Bishop Square LLC	100.00
Two Con LLC(2)	Delaware	Two Con Holdings LLC	100.00
Two Con SPE LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Variable Innovation LLC(2)	Delaware	NM VI Holdings LLC	100.00
Ventura Lakes MHC-NM LLC(2)	Delaware	NM Imperial LLC	100.00
Vienna Metro Joint Venture LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	85.00
Walden OC LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Waterside Lanier Venture Partners LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	91.00
Wells Street LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Westpark Corporate Center LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	44.50
		NM GP Holdings LLC	44.50
White Oaks Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Wysh Financial LLC(2)	Delaware	Wysh Holdings LLC	100.00
Wysh Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Wysh Insurance Agency LLC(2)	Delaware	Wysh Life and Health Insurance Company	100.00
Wysh Life and Health Insurance Company(2)	Wisconsin	Wysh Holdings LLC	100.00
Wysh LLC(2)	New York	Wysh Holdings LLC	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2023, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
Item 30.
Indemnification
Article IX of Registrant’s by-laws is included as an exhibit to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940. In addition to indemnification pursuant to the Registrant’s by-laws, the Registrant’s directors may in certain circumstances be eligible for indemnification by Northwestern Mutual. Pursuant to action by the Northwestern Mutual trustees, and in accordance with the by-laws of Northwestern Mutual, indemnification by Northwestern Mutual is extended to directors of the Registrant against all reasonable expenses in a successful defense in a proceeding, and liability incurred in a proceeding to which such person was a party because he or she is or was a director of the Registrant. Indemnification is not available if liability was incurred because the director breached or failed to perform a duty owed to Registrant and the breach or failure to perform constituted any of the following: (a) a willful failure to deal fairly with Registrant or its stockholders in connection with a matter in which the director has a material conflict of interest; (b) a violation of criminal law unless the director had reasonable cause to believe his or her conduct was lawful or no reasonable cause to believe his or her conduct was unlawful; (c) a transaction in which the director derived an improper personal benefit; or (d) willful misconduct. Determination of rights to such indemnification is pursuant to the procedures set forth in Northwestern Mutual’s by-laws. The directors are covered under a directors and officers liability insurance policy in the name of the Series Fund. It is in the amount of $25 million ($15 million primary layer and a $10 million secondary layer), with a $500,000 deductible. The cost of the insurance is paid by the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.
Item 31.
Business and Other Connections of Investment Adviser
Mason Street Advisors, LLC (“MSA”), the Registrant’s investment adviser, may also provide from time to time investment advisory services for Northwestern Mutual and other institutional clients. Several of the directors and officers of MSA also serve as officers of Northwestern Mutual. Additional information regarding the business and other connections of MSA, and its directors and officers, is set forth in MSA’s current Form ADV filed with the Securities and Exchange Commission (“SEC”).
Information regarding the business and other connections of each sub-adviser, and its officers and directors is set forth in each sub-adviser’s current Form ADV filed with the SEC. The chart below sets forth each sub-adviser and their respective SEC file number.
Sub-Adviser	SEC Number
American Century Investment Management, Inc.	801-8174
Massachusetts Financial Services Company	801-17352
T. Rowe Price Associates, Inc.	801-856
T. Rowe Price Investment Management, Inc.	801-121434
Pacific Investment Management Company LLC	801-48187
Dodge & Cox	801-1895
J.P. Morgan Investment Management, Inc.	801-21011
Putnam Investment Management, LLC	801-7974
Wellington Management Company LLP	801-15908
Allspring Global Investments, LLC	801-21122
Federated Investment Management Company	801-34612
BlackRock Advisors, LLC	801-47710
Loomis, Sayles & Company, L.P.	801-170
FIAM LLC	801-63658
abrdn Investments Limited	801-75074
Northern Trust Investments, Inc.	801-33358
Item 32.
Principal Underwriters
Not applicable.

Item 33.
Location of Accounts and Records
Pursuant to the investment advisory agreement, MSA, the Registrant’s adviser, provides or arranges with Northwestern Mutual, its affiliate, for the provision of facilities and personnel for maintaining the Registrant’s books and records. Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR §§ 270-31a-1 to 31a-3 promulgated thereunder, is kept at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, the address of MSA and of Northwestern Mutual, except for records held and maintained by State Street Bank and Trust Company, 1 Iron Street, Boston, MA, 02110, relating to its function as custodian.
Item 34.
Management Services
Not applicable.
Item 35.
Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Series Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 26th day of September, 2025.
NORTHWESTERN MUTUAL SERIES FUND, INC.
(Registrant)
By:	/s/ PAUL A. MIKELSON
Paul A. Mikelson, President
Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title
/s/ PAUL A. MIKELSON	President and Principal Executive Officer	September 26, 2025
Paul A. Mikelson
/s/ PHIL J. RINZEL	Vice President, Chief Financial Officer and Treasurer	September 26, 2025
Phil J. Rinzel
/s/ LINDA L. WISNIEWSKI	Controller and Chief Accounting Officer	September 26, 2025
Linda L. Wisniewski

/s/ CHRISTY L. BROWN*	Director	September 26, 2025
Christy L. Brown
/s/ WILLIAM J. GERBER*	Director	September 26, 2025
William J. Gerber
/s/ GAIL L. HANSON*	Director	September 26, 2025
Gail L. Hanson
/s/ DAVID RIBBENS*	Director	September 26, 2025
David Ribbens
/s/ DONALD M. ULLMANN*	Director	September 26, 2025
Donald M. Ullmann
/s/ ELIZABETH A. LEVY-NAVARRO*	Director	September 26, 2025
Elizabeth A. Levy-Navarro
/s/ JOHN C. ROBERTS*	Director	September 26, 2025
John C. Roberts

*By	/s/ PAUL A. MIKELSON
Paul A. Mikelson, Attorney in Fact, pursuant to the Power of Attorney filed herewith

Exhibit Index
Exhibit No.	Exhibit
(a)1(r)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on June 9, 2025
(a)1(s)	Articles of Amendment of Northwestern Mutual Series Fund, Inc. filed with the State of Maryland on August 19, 2025
(d)2(a)	Investment Sub-Advisory Agreement between Mason Street Advisors, LLC and Putnam Investment Management, LLC (on behalf of the Domestic Equity Portfolio) dated June 5, 2025
(d)2(n)(2)
Amendment to the Second Amended and Restated Investment Sub-Advisory Agreement between
Mason Street Advisors, LLC and abrdn Investments Limited (on behalf of the Emerging Markets
Equity Portfolio) dated June 5, 2025

(d)2(o)(2)
Amendment to the Third Amended and Restated Investment Sub-Advisory Agreement between Mason
Street Advisors, LLC and Federated Investment Management Company (on behalf of the High Yield
Bond Portfolio) dated August 28, 2025

(h)2(a)(2)	Amendment to the Agreement to Waive Mason Street Advisors, LLC Investment Advisory Fees Relating to Certain Portfolios of Northwestern Mutual Series Fund, Inc. dated July 28, 2025
(h)3
Fund of Fund Investment Agreement between Northwestern Mutual Series Fund, Inc. and BlackRock
ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc., and iShares U.S. ETF Trust dated
January 19, 2025, as amended July 1, 2025

(h)4(b)	Amendment to Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and J.P. Morgan Exchange-Traded Fund Trust dated June 20, 2025
(h)5(b)	Amendment to Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and PIMCO ETF Trust and PIMCO Equity Series dated June 23, 2025
(h)6(b)
Amendment to Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc.
and State Street Global Advisors Trust Company (SPDR S&P 500 ETF Trust and SPDR Dow Jones
Industrial Average ETF Trust) dated June 9, 2025

(h)7(b)	Amendment to Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and The Select Sector SPDR Trust dated June 9, 2025
(h)8(b)	Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust dated June 9, 2025
(h)10(b)	Amendment to Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and Schwab Strategic Trust dated July 1, 2025
(h)11	Amended and Restated Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and abrdn ETFs dated June 20, 2025
(h)12(a)
Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc. and Invesco
Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-
Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust, and Invesco Actively Managed Exchange-Traded
Self-Indexed Fund Trust dated February 5, 2025

(h)12(b)
Amendment to Fund of Funds Investment Agreement between Northwestern Mutual Series Fund, Inc.
and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity Fund Trust, and Invesco Actively Managed
Exchange-Traded Self-Indexed Fund Trust dated June 26, 2025

(p)6	Putnam Investment Management, LLC Code of Ethics effective September 9, 2024
(q)	Power of Attorney